The Apex Mid Cap Growth Fund
                         Soundview Plaza, 1266 E. Main Street
                    Stamford, CT 06902  Telephone 800 446 2987

                               SEMI-ANNUAL REPORT
                                JANUARY 31, 1998

March 16, 1998

Enclosed is the semi-annual report of the Apex Mid Cap Growth Fund for the 6 months ending January 31st, 1998.



Suresh L. Bhirud
Chairman of the Board

                	      THE APEX MID CAP GROWTH FUND
              	SCHEDULE OF INVESTMENTS REPORT DATE 	 	31-Jan-98
   CO.  NAME 	                      Shares     	% MV 	Cost   	Market
                                                      Value   Value
COMMON STOCKS

  	NOVEN  PHARMACEUTICAL *         	2,000         	  	36,120 	16,125
  	VIVUS INC *                     	1,000 	          	29,820 	14,813

TOTAL 	Chemical Prdcts. 	                      	1.84 	65,940 	30,938

  	TELEVIDEO SYS INC *             	10,000        	  	12,050 	4,688
  	BAY NETWORKS INC *              	2,000         	  	53,265 	54,375

TOTAL 	Industrial Mach. 	                      	3.52 	65,315 	59,063

  	ZENITH ELECTRS CORP *           	2,000         	  	39,890 	13,250
  	ASCEND COMMUNICATION *          	2,000 	          	88,505 	59,125
  	NOISE CANCELLATION T *          	3,000 	           	4,305 	3,188

TOTAL 	Electronic Prdcts                    	  	4.5 	132,700 	75,563

  	TRIMEDYNE INC *                 	5,000         	  	38,750 	13,125
  	IMATRON INC *                   	2,000          	  	9,125 	4,940
  	UNITED STATES SURGIC            	1,700 	          	64,024 	48,556

TOTAL 	Measurmt. Devices 	                    	3.97 	111,899 	66,621

  	AIRTRAN HOLDINGS INC *          	2,000 	          	15,140 	8,250

TOTAL 	Air Transport 	                         	0.49 	15,140 	8,250

  	CAI WIRELESS SYS INC *          	5,000 	          	62,375 	2,500

TOTAL 	Communications 	                        	0.15 	62,375 	2,500

  	HANOVER DIRECT INC *            	5,000          	  	9,213 	16,875

TOTAL 	Misc. Stores                             	  	1 	9,213 	16,875

  	PARAMETRIC                        	433         	  	55,350 	21,975
  	NETSCAPE COMMUNICATI *            	300         	  	12,284 	4,819
  	APPLIX INC *                    	3,000        	  	107,960 	18,375
  	INTUIT INC *                    	1,000         	  	52,250 	37,375
  	SPYGLASS INC. *                 	2,000         	  	18,390 	11,625
  	CAMELOT CORP *                    	625        	  	110,313 	1,797

TOTAL 	Business Services 	                    	5.71 	356,546 	95,965

  	SANCTUARY WOODS *                 	400         	  	54,990 	128
  	VISTA 2000 INC *                	4,000 	          	44,280 	250

TOTAL 	Other 	                                 	0.02 	99,270 	378

TOTAL ASSETS 	                             	  	21.2 	918,398 	356,160

COMMON STOCKS - SHORT SELLS

  	BRIGGS & STRATTON CO             	-600        	  	-29,302 	-26,438
  	ULTRATECH STEPPER IN *         	-1,000 	         	-24,929 	-20,500
  	DELL COMPUTER CORP *             	-400 	         	-31,474 	-39,775
  	CISCO SYS INC *                  	-600        	  	-31,236 	-37,838

TOTAL 	Industrial Mach.                  	  	-7.41 	-116,941 	-124,550

  	LATTICE SEMICONDUCTO *           	-300 	         	-14,043 	-13,838
  	LINEAR TECHNOLOGY CO             	-300        	  	-15,768 	-19,875

TOTAL 	Electronic Prdcts 	                   	-2.01 	-29,811 	-33,713

  	OEA INC                        	-1,000        	  	-31,054 	-27,813

TOTAL 	Transport Equip.                   	  	-1.66 	-31,054 	-27,813

  	AIRBORNE FGHT CORP               	-400        	  	-27,721 	-28,450

TOTAL 	Air Transport                      	  	-1.69 	-27,721 	-28,450

  	GADZOOKS INC *                 	-1,000        	  	-25,742 	-20,000

TOTAL 	Apparel Stores                     	  	-1.19 	-25,742 	-20,000

  	AMAZON COM. INC. *                      	-600 	  	-28,270 	-35,400

TOTAL 	Misc. Stores 	                        	-2.11 	-28,270 	-35,400

  	MORGAN J P & CO INC               	-300 	        	-32,688 	-30,356
  	MORGAN ST DEAN WITTER             	-600       	  	-30,744 	-35,025

TOTAL 	Deposit Inst. 	                       	-3.89 	-63,432 	-65,381

  	E TRADE GROUP INC *               	-300 	         	-6,705 	-6,543
  	E TRADE GROUP INC *             	-1,100       	  	-29,622 	-23,994

TOTAL 	Brokers/Dealers                    	  	-1.82 	-36,327 	-30,537

  	AMERICA ONLINE INC. *             	-400       	  	-31,159 	-38,275
  	YAHOO INC *                       	-600 	        	-27,674 	-38,025

TOTAL 	Business Services                  	  	-4.54 	-58,833 	-76,300

TOTAL ASSETS 	                          	  	-26.32 	-418,131 	-442,144

STAR BANK REPO'S 	                 	109,100 	64.95	1,091,000	1,091,000

  	TOTAL INVESTMENTS	                         	   	1,591,267	1,005,016

  	OTHER ASSETS (LESS LIABILITIES) 	                	674,779  	674,779


  	NET ASSETS                             	 	100 	           	1,679,795

 	NET ASSETS VALUE PER SHARE 	                                 	  	7.34

  	OFFERING PRICE PER SHARE  	                                	 	 	7.79

  	* Non - income producing securities

                        THE APEX MID CAP GROWTH FUND
       STATEMENT OF ASSETS AND LIABILITIES  January 31, 1998 (UNAUDITED)

ASSETS

  Investment Securities at Value                      	$1,005,016
  (Identified cost -  $1,591,267) (Note 1)
  Cash                                                        938

  Receivable From Advisor (Note 4)                        	17,798
  Interest receivable                                     	   284
  Prepaid Items                                              	532
  Due from broker - Short sales                          	703,706

  Total Assets	                                                  	$1,728,274

LIABILITIES

  Payables:
    Payable for Securities Purchased                   	$ 26,163
    Accrued expenses                      	               22,316

  Total Liabilities                                              		($48,479)

  NET ASSETS (Equivalent to $7.34 per share based on 228,974
shares outstanding)                                            	$ 1,679,795

COMPOSITION OF NET ASSETS:

  Paid in Capital	                                  $ 2,749,016
  Distribution in excess of accumulated Net
        Realized gain                                 	(482,969)
  Accumulated Net Investment Income                     	  --
  Net Unrealized Depreciation of Investments           (586,252)

  Total Net Assets                                  	$1,679,795

          STATEMENT OF OPERATIONS (UNAUDITED) FOR THE 6 MONTHS ENDED
                           JANUARY 31, 1998

INVESTMENT INCOME

  Dividends                                        	$   1,526
  Interest                                            	16,131

EXPENSES

  Audit	                               $ 4,000
  Fund Accounting                      	 5,400
  Transfer Agent (Note 6)               	4,800
  Legal                                	 3,585
  Miscellaneous                            	 0
  Shareholder Report                    	2,790
  Directors                                 	0
  Registration                          	4,540
  Organization (Note 5)                	 9,889
  Insurance                             	1,458
  Fund Administration (Note 4)           1,675
  Custodian                            	 3,300
  Investment Advisor (Note 4)           	8,378
  Dividends on Short Sales            	    633
  12b-1 Fees                            	2,084

 Total Expenses                                           	(  52,532)

  Expense Reimbursement/ waived by Advisor (Note 4)          	10,053

  Expense net of Reimbursement/ waiver                      	(42,479)

NET INVESTMENT LOSS	                                      $ ( 24,822)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

  Net Realized Gain (Loss) on Investments	                 $ 388,899

  Change in Unrealized Appreciation (Depreciation) of
       Investments	                                         (263,493)

NET REALIZED/UNREALIZED GAIN (LOSS) ON INVESTMENTS  	       $125,406

NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS     	$100,584

             See accompanying Notes to Financial Statements		PAGE: 4

                        THE APEX MID CAP GROWTH FUND
       STATEMENT OF CHANGES IN NET ASSETS  JANUARY 31,1998 (UNAUDITED)
                                                	For the six   	 For ther
                                                 Months          Year
                                                	Ended           Ended
                                                 January 31,1998	July 31, 1997
INCREASE (DECREASE) IN NET ASSETS

  Net Investment Income/ (loss)                 	$  (24,822)     	$(75,923)

  Net Realized Gain / (loss) on investment
        Securities Sold                       	     388,899 	     (198,579)

  Net unrealized appreciation/(depreciation) of
         Investments                         	     (263,493) 	     300,684

  Net Increase (Decrease) in Net Assets Resulting
        from Operations                         	$  100,584    	$   26,182



DISTRIBUTIONS TO SHAREHOLDERS FROM:

  Dividend distributions paid                         	0           	83,993

  Capital Gains                                       	0               	00

  Total Distributions                                 	0           	83,993

CAPITAL SHARE TRANSACTIONS

  Shares Sold                                     	 101,384      	 708,471

  Shares issued in lieu of Cash Distributions             0       	(83,993)

  Cost of shares Redeemed                         	(214,996)     	(896,690)

  Increase (Decrease) in Net Assets Due to
    Capital Share Transactions 	                   (113,612)   	  (272,212)

  TOTAL INCREASE (DECREASE) IN NET ASSETS         	( 13,028)     	(162,037)

  NET ASSETS BEGINNING OF PERIOD                	 1,692,823    	 1,854,860

  NET ASSETS END OF PERIOD  	                   $ 1,679,795    $ 1,692,823

          FINANCIAL HIGHLIGHTS FOR A SHARE OUTSTANDING THROUGHOUT EACH
                              PERIOD (UNAUDITED)
                                         	For the    	For the     For the
                                         	6 Months   	Year Ended 	Year Ended
                                          Ended
                                        	 January 31,	July 31,   	July 31,
                                          1998        1997        1996

NET ASSET VALUE, BEGINNING OF PERIOD      $6.93      	$7.18     	$9.71

Income/(Loss) from Investment Operations:

  Net Investment Income/(Loss)           	(0.10)     	(0.33)    	(0.35)

  Net Gain/(Loss) on Securities
   (Both Realized and Unrealized)         	0.51       	0.44     	(2.63)

  Total from Investment Operations        	0.41       	0.11    	(2.98)

Distributions:

  Dividend Distributions Paid            	 0.00      	(0.36)    	0.45

  Distributions from Capital Gains       	 0.00      	 0.00      0.00

  Total Distributions                      0.00      	(0.36)    	0.45

NET ASSET VALUE, END OF PERIOD          	$ 7.34     	$ 6.93   	$ 7.18

Total Return (Not Reflecting Sales Load)  	5.91%**   	(3.48)% 	(26.05)%

Ratios/Supplemental Data:

  Net Assets, End of Period (in thousands)	$1,679    	$1,693   $1,855

  Ratios to Average Net Assets:

    Expenses                               	2.52%**   	5.25%   	2.52%

    Net Investment Income/(Loss)          	(1.47)%**  (4.73)% 	(2.11)%

    Effect of Reimbursements/Waivers on
        Above Ratios                       	0.60%**   	1.21%   	1.28%

    Portfolio Turnover Rate              	 41.16%** 	275.55% 	320.89%

   Average Commission Rate Paid $/Share  	$ 0.069   	$ 0.06  	$0.0413

* Based on weighted average shares outstanding
** Not annualized

              			See accompanying Notes to Financial Statements		PAGE: 5

                      THE APEX MID CAP GROWTH FUND
                      NOTES TO FINANCIAL STATEMENTS
                  FOR THE SIX MONTHS ENDED  JANUARY  31, 1998


1.  	SIGNIFICANT ACCOUNTING POLICIES

Bhirud Funds, Inc. (the "Fund") is a diversified open-end management investment company currently consisting of The Apex Mid Cap Growth Fund portfolio (the "Portfolio"). The Fund was incorporated in Maryland on May 27, 1992. Prior to November 4, 1992 (commencement of operations), the Fund had no operations other than the sale of 10,000 shares of stock on August 4, 1992 at a cost of $100,000 to Thomas James MidCap Partners representing the initial capital. The following is a summary of significant accounting policies followed by the Fund:



SECURITY VALUATION

Readily marketable portfolio securities listed on the New York Stock Exchange are valued at the last sale price reflected at the close of the regular trading session of the New York Stock Exchange on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Board of Directors shall determine in good faith to reflect its fair value. Readily marketable securities not listed on the New York Stock Exchange but listed on other national securities exchanges or admitted to trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in like manner. Portfolio securities traded on more than one national securities exchange are valued at the last price on the business day as of which such value is being determined as reflected on the tape at the close of the exchange representing the principal market for such securities.



Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter but excluding securities admitted to trading on the NASDAQ National List, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable sources as the Board of Directors deem appropriate to reflect their fair value.



United States Government obligations and other debt instruments having sixty days or less remaining until maturity are stated at amortized cost. Debt instruments having a greater remaining maturity will be valued at the highest bid price obtained from a dealer maintaining an active market in that security or on the basis of prices obtained from a pricing service approved as reliable by the Board of Directors.



SECURITY TRANSACTIONS AND INVESTMENT INCOME

Security transactions are accounted for on the dates the securities are purchased or sold (the trade dates), with realized gain and loss on investments determined by using specific identification as the cost method. Interest income (including amortization of premium and discount, when appropriate) is recorded as earned. Dividend income and dividends and capital gain distributions to shareholders are recorded on the ex-dividend date.



FEDERAL INCOME TAXES

The Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code and distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.



2.  	CAPITAL STOCK TRANSACTIONS

The Articles of Incorporation, dated May 27, 1992, permit the
Fund to issue twenty billion shares (par value $0.001).
Transactions in shares of common stock for the year ended
January 31, 1998 were as follows:

                                 	Shares          	Amount

Beginning Balance                	244,425         	$ 2,938,551

Shares Sold                      	 13,825             	101,384

Shares Issued in  Reinvestment of
            Dividends                  	0 	                  0

Shares Redeemed                	(  29,276)          	( 214,996)

Net Increase (Decrease)         	( 15,451)         	(  113,612)

Ending Balance                   	228,974          	$2,824,939

3.  	INVESTMENTS

Purchases and sales of securities for the six months ended January 31st, 1998 other than short-term securities, aggregated $274,141 and $1,681,574, respectively. There were short sale transactions for the six months ended January 31, 1998 which aggregate $274,702 of purchases and $575,587 of sales. The cost of securities is substantially the same for Federal income tax purposes.

For Federal income tax purposes:

     Aggregate Cost                       	$1,591,267

     Gross Unrealized Appreciation       	     33,376
     Gross Unrealized Depreciation         	 (619,628)

     Net Unrealized Depreciation           	($586,252)

Short-Selling. The Fund is engaged in short selling which obligates the Fund to replace the security borrowed by purchasing the security at current market value. The Fund would incur a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would realize a gain if the price of the security declines between those dates. Until the Fund replaces the borrowed security, the Fund will deposit collateral with the broker-dealer, usually cash, U.S. government securities, or other highly liquid securities, sufficient to cover its short position. Securities sold short at January 31st, 1998 and their related market values and proceeds are set forth in the Schedule of Securities Sold Short.

4.  	INVESTMENT ADVISORY CONTRACT

The Fund employs Bhirud Associates, Incorporated (the "Advisor") to provide a continuous investment program for the Fund's portfolio, provide all facilities and personnel, including Officers required for its administrative management, and to pay the compensation of all Officers and Directors of the Fund who are affiliated with the Advisor. As compensation for the services rendered and related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and payable monthly, equal to 1.00% of the first $250 million of the average net assets of the Portfolio; 0.75% of the average net assets of the Portfolio between $250 and $500 million; and 0.65% of the average net assets of the Portfolio over $500 million. The Advisor has voluntarily agreed to reimburse the Fund in the event the Fund's expenses exceed certain prescribed limits. During the six months ended January 31, 1998 the Advisor elected to defer the payment of Advisor fees payable in amount of $ 8,378. Total reimbursements in the amount of $17,798 have been accrued for the fiscal year 1997. The Advisor has voluntarily agreed to waive these fees, considering the small assets of the Fund. The Advisory and Administrative Services Contracts provide that if, in any fiscal year, the aggregate expenses of a Fund, excluding interest, taxes, brokerage and extraordinary expenses, but including the Advisory and Administrative Services fees, exceed the expense limitation of any state in which the Trust is registered for sale, the Funds may deduct from fees paid to the Advisor and Administrator their proportionate share of such excess expenses to the extent of the fees payable. Currently, the most restrictive state limitation is 2.5% of the first $30 million, 2% of the next $70 million and 1.5% of the excess over $100 million of the average value of the Fund's net assets.

The Fund retained Bhirud Associates, Inc. ("BAI") to act as Administrator for the Fund from November 1, 1994. BAI provided administrative services for the Fund. During the six months ended January 31, 1998 the Administrator elected to defer the payment of Administrative service fees payable in amount of $1,675.

From December 1, 1996, the Star Bank, N.A. has been providing custodian services and fund accounting, and transfer agency functions are provided by American Data Services for the Fund until January 31st, 1998. From February 1st, 1998, the Mutual Shareholders Services, Inc. has been providing fund accounting, and transfer agency functions.

6.  	DISTRIBUTION PLAN

The Fund's Board of Directors has adopted a distribution plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12b-1 thereunder. The Plan provides that the Portfolio may bear certain expenses and costs which in the aggregate are subject to a maximum of 0.25% per annum of the Portfolio's average daily net assets. For the six months ended January 31st, 1998, the Fund has incurred distribution costs of $1,213 payable to payable to Bhirud Associates, Inc.

7.  	TRANSACTIONS WITH AFFILIATES

During the six months ended January 31st, 1998 the Fund paid $
1,974 brokerage commissions to Bhirud Associates, Inc.

8.  	RECLASSIFICATION OF CAPITAL ACCOUNTS

In accordance with generally accepted accounting principals, the Fund recorded reclassifications in the capital accounts. The Fund recorded a permanent book/tax difference of $(75,923) as of July 31, 1997, from undistributed net investment income to paid in capital. These reclassifications have no impact on net asset value of the Fund and are designed generally to present undistributed income and realized gains on a tax basis which is considered to be more informative to the shareholder.


                        THE APEX MID CAP GROWTH FUND
                             SOUNDVIEW PLAZA
                          1266 EAST MAIN STREET
                            STAMFORD, CT  06902
                               (800) 446-2987

BOARD OF DIRECTORS

   Suresh L. Bhirud*            	Chairman of the Board; President of
                                	Bhirud Associates, Inc.

   Alexander N. Crowder, III    	Management Consultant

   Harish L. Bhirud*	            Bhirud Funds Inc..

   M. John Sterba, Jr.          	Chairman of Investment Management
                                 Advisors, Inc.

   Tim Fenton                   	Partner, Fenton & Zelenetz, Inc.

 * "Interested person" as defined in the Investment Company Act of 1940.

OFFICERS

   Suresh L. Bhirud*             	Chairman of the Board & Treasurer

   Harish L. Bhirud*              Vice-President

Investment Advisor & Distributor  Bhirud Associates, Inc.

Administrator                    	Bhirud Associates, Inc.

Custodian                        	Star Bank, N.A.

Legal Counsel                    	Battle Fowler

Independent Auditors             	Van Buren & Hauke, LLC